Long-Term Debt (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013
5.10% Senior Notes
Debt Instrument [Line Items]
Unamortized discount	$ 28	$ 36
Debt instrument, interest rate	5.10%	5.10%
4.50% Senior Notes
Debt Instrument [Line Items]
Unamortized discount	$ 2,107	$ 2,186
Debt instrument, interest rate	4.50%	4.50%